Leases, Lease Cost (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Lease Cost [Abstract]
Operating lease costs	$ 54,914
Total lease cost	$ 54,914
Cash payments		$ 0